Pledged Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Investment securities pledged as collateral for acting as a collection agent for public funds	¥ 19,487,994
Cash collateral paid for derivative transactions included in Other assets	1,734,703	1,045,851
Cash collateral received for derivative transactions included in Other liabilities	¥ 622,008	¥ 454,506